Financial instruments related to commodity contracts - Offsetting of financial assets and financial liabilities (Details) - Derivative financial instruments related to commodity contracts - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 2,053	$ 5,167	$ 4,053
Gross value before offsetting - liabilities	(4,291)	(5,709)	(4,751)
Amounts offset - assets	(625)	(376)	(1,322)
Amounts offset - liabilities	625	376	1,322
Net balance sheet value presented - assets	1,428	4,791	2,731
Net balance sheet value presented - liabilities	(3,666)	(5,333)	(3,429)
Other amounts not offset - collateral received		(625)
Other amounts not offset - collateral pledged	65		327
Net carrying amount after other amounts not offset	(2,173)	(1,167)	(371)
Fair value	(2,238)	(542)	(698)
Fair value after other amounts not offset	(2,173)	(1,167)	(371)
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	690	525	1,414
Gross value before offsetting - liabilities	(1,000)	(807)	(1,697)
Amounts offset - assets	(405)	(76)	(884)
Amounts offset - liabilities	405	76	884
Net balance sheet value presented - assets	285	449	530
Net balance sheet value presented - liabilities	(595)	(731)	(813)
Other amounts not offset - collateral received			(118)
Other amounts not offset - collateral pledged	43	147
Net carrying amount after other amounts not offset	(267)	(135)	(401)
Fair value	(310)	(282)	(283)	$ (223)
Fair value after other amounts not offset	$ (267)	(135)	(401)
Maximum maturity of most derivatives	1 year
Crude oil, petroleum products and freight rates activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 302	152	389
Gross value before offsetting - liabilities	(443)	(244)	(272)
Amounts offset - assets	(207)	(73)	(140)
Amounts offset - liabilities	207	73	140
Net balance sheet value presented - assets	95	79	249
Net balance sheet value presented - liabilities	(236)	(171)	(132)
Net carrying amount	(141)	(92)	117
Fair value	(141)	(92)	117
Crude oil, petroleum products and freight rates activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	158	300	243
Gross value before offsetting - liabilities	(297)	(297)	(373)
Amounts offset - assets	(13)	(3)	(59)
Amounts offset - liabilities	13	3	59
Net balance sheet value presented - assets	145	297	184
Net balance sheet value presented - liabilities	(284)	(294)	(314)
Net carrying amount	(139)	3	(130)
Fair value	(139)	3	(130)
Crude oil, petroleum products and freight rates activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	113	73	243
Gross value before offsetting - liabilities	(125)	(106)	(363)
Amounts offset - assets	(68)		(156)
Amounts offset - liabilities	68		156
Net balance sheet value presented - assets	45	73	87
Net balance sheet value presented - liabilities	(57)	(106)	(207)
Net carrying amount	(12)	(33)	(120)
Fair value	(12)	(33)	(120)
Crude oil, petroleum products and freight rates activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets			10
Net balance sheet value presented - assets			10
Net carrying amount			10
Fair value			10
Crude oil, petroleum products and freight rates activities | Options on futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	117		529
Gross value before offsetting - liabilities	(135)	(160)	(689)
Amounts offset - assets	(117)		(529)
Amounts offset - liabilities	117		529
Net balance sheet value presented - liabilities	(18)	(160)	(160)
Net carrying amount	(18)	(160)	(160)
Fair value	(18)	(160)	(160)
Integrated Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1,363	4,642	2,639
Gross value before offsetting - liabilities	(3,291)	(4,902)	(3,054)
Amounts offset - assets	(220)	(300)	(438)
Amounts offset - liabilities	220	300	438
Net balance sheet value presented - assets	1,143	4,342	2,201
Net balance sheet value presented - liabilities	(3,071)	(4,602)	(2,616)
Other amounts not offset - collateral received		(772)
Other amounts not offset - collateral pledged	22		445
Net carrying amount after other amounts not offset	(1,906)	(1,032)	30
Fair value	(1,928)	(260)	(415)	$ 416
Fair value after other amounts not offset	(1,906)	(1,032)	30
Integrated Gas, Renewables & Power activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	10	469	18
Gross value before offsetting - liabilities	(71)	9	(624)
Amounts offset - assets		39	(6)
Amounts offset - liabilities		(39)	6
Net balance sheet value presented - assets	10	508	12
Net balance sheet value presented - liabilities	(71)	(30)	(618)
Net carrying amount	(61)	478	(606)
Fair value	(61)	478	(606)
Integrated Gas, Renewables & Power activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1,372	4,080	2,492
Gross value before offsetting - liabilities	(3,113)	(4,831)	(2,285)
Amounts offset - assets	(186)	(296)	(316)
Amounts offset - liabilities	186	296	316
Net balance sheet value presented - assets	1,186	3,784	2,176
Net balance sheet value presented - liabilities	(2,927)	(4,535)	(1,969)
Net carrying amount	(1,741)	(751)	207
Fair value	(1,741)	(751)	207
Integrated Gas, Renewables & Power activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	(61)	76	3
Gross value before offsetting - liabilities	(75)	(37)	(20)
Amounts offset - assets	(13)	(28)	(18)
Amounts offset - liabilities	13	28	18
Net balance sheet value presented - assets	(74)	48	(15)
Net balance sheet value presented - liabilities	(62)	(9)	(2)
Net carrying amount	(136)	39	(17)
Fair value	(136)	39	(17)
Integrated Gas, Renewables & Power activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	42	17	126
Gross value before offsetting - liabilities	(32)	(43)	(125)
Amounts offset - assets	(21)	(15)	(98)
Amounts offset - liabilities	21	15	98
Net balance sheet value presented - assets	21	2	28
Net balance sheet value presented - liabilities	(11)	(28)	(27)
Net carrying amount	10	(26)	1
Fair value	$ 10	$ (26)	$ 1